System Fund - Summary of Liabilities Relating to Fund (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
System Fund [abstract]
Loyalty programme liability, current	$ 343	$ 291
Loyalty programme liability, non-current	$ 417	$ 394